Property, plant and equipment, net - Changes in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Changes in property, plant and equipment [abstract]
Opening net book amount.	$ 1,548,589	$ 1,549,565
Exchange differences	26,396	448,209
Additions	180,150	195,446
Revaluation surplus	74,572	(407,056)
Transfers	0	0
Disposals	(3,609)	(19,377)
Reclassification to non-income tax credits	(265)	(224)
Depreciation	(144,232)	(168,845)
Closing net book amount	1,681,601	1,597,718
Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount.	683,133	694,202
Exchange differences	(40,300)	403,590
Additions	0	0
Revaluation surplus	74,572	(407,056)
Transfers	(2,345)	0
Disposals	0	(13,732)
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	715,060	677,004
Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount.	9,020	11,645
Exchange differences	(824)	4,612
Additions	0	0
Revaluation surplus	0	0
Transfers	0	0
Disposals	0	(8)
Reclassification to non-income tax credits	0	0
Depreciation	(2,688)	(2,905)
Closing net book amount	5,508	13,344
Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount.	303,755	241,156
Exchange differences	(9,292)	66,987
Additions	5,356	10,510
Revaluation surplus	0	0
Transfers	16,861	7,591
Disposals	(921)	(3,039)
Reclassification to non-income tax credits	0	0
Depreciation	(19,944)	(24,829)
Closing net book amount	295,815	298,376
Machinery, equipment, furniture and Fittings
Changes in property, plant and equipment [abstract]
Opening net book amount.	181,115	196,995
Exchange differences	20,869	8,010
Additions	28,585	46,525
Revaluation surplus	0	0
Transfers	4,019	5,966
Disposals	(2,664)	(2,539)
Reclassification to non-income tax credits	(265)	(224)
Depreciation	(44,962)	(60,022)
Closing net book amount	186,697	194,711
Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount.	327,570	375,842
Exchange differences	56,054	(42,780)
Additions	102,887	108,930
Revaluation surplus	0	0
Transfers	0	0
Disposals	0	0
Reclassification to non-income tax credits	0	0
Depreciation	(74,834)	(79,236)
Closing net book amount	411,677	362,756
Others
Changes in property, plant and equipment [abstract]
Opening net book amount.	17,068	8,914
Exchange differences	(1,052)	5,024
Additions	2,511	5,200
Revaluation surplus	0	0
Transfers	(229)	86
Disposals	(24)	(59)
Reclassification to non-income tax credits	0	0
Depreciation	(1,804)	(1,853)
Closing net book amount	16,470	17,312
Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount.	26,928	20,811
Exchange differences	941	2,766
Additions	40,811	24,281
Revaluation surplus	0	0
Transfers	(18,306)	(13,643)
Disposals	0	0
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	50,374	34,215
Cost
Changes in property, plant and equipment [abstract]
Closing net book amount	3,866,738	3,583,630
Cost | Farmlands
Changes in property, plant and equipment [abstract]
Closing net book amount	715,060	677,004
Cost | Farmland improvements
Changes in property, plant and equipment [abstract]
Closing net book amount	43,914	48,030
Cost | Buildings and facilities
Changes in property, plant and equipment [abstract]
Closing net book amount	634,912	610,026
Cost | Machinery, equipment, furniture and Fittings
Changes in property, plant and equipment [abstract]
Closing net book amount	1,195,983	1,138,156
Cost | Bearer plants
Changes in property, plant and equipment [abstract]
Closing net book amount	1,180,807	1,032,317
Cost | Others
Changes in property, plant and equipment [abstract]
Closing net book amount	45,688	43,882
Cost | Work in progress
Changes in property, plant and equipment [abstract]
Closing net book amount	50,374	34,215
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Closing net book amount	(2,185,137)	(1,985,912)
Accumulated depreciation | Farmlands
Changes in property, plant and equipment [abstract]
Closing net book amount	0	0
Accumulated depreciation | Farmland improvements
Changes in property, plant and equipment [abstract]
Closing net book amount	(38,406)	(34,686)
Accumulated depreciation | Buildings and facilities
Changes in property, plant and equipment [abstract]
Closing net book amount	(339,097)	(311,650)
Accumulated depreciation | Machinery, equipment, furniture and Fittings
Changes in property, plant and equipment [abstract]
Closing net book amount	(1,009,286)	(943,445)
Accumulated depreciation | Bearer plants
Changes in property, plant and equipment [abstract]
Closing net book amount	(769,130)	(669,561)
Accumulated depreciation | Others
Changes in property, plant and equipment [abstract]
Closing net book amount	(29,218)	(26,570)
Accumulated depreciation | Work in progress
Changes in property, plant and equipment [abstract]
Closing net book amount	$ 0	$ 0